Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
At cost:
Computer and electronic equipment	1,499	1,560	222
Office equipment	219	446	64
Motor vehicles	1,027	1,522	218
Leasehold improvements	1,676	1,677	240
	4,421	5,205	744
Less: Accumulated depreciation	(2,483)	(3,455)	(494)
	1,938	1,750	250